Income Taxes - Significant deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Accrued expenses	$ 1,114	$ 1,124
Stock compensation	2,469	1,219
Deferred revenue	2,036	2,066
Property and equipment	229	176
Intangibles	452	826
Goodwill	1,444	1,391
Other	8	8
Net operating losses	50,119	40,815
Disallowed interest	6,385	2,159
Valuation allowance	(63,317)	(48,499)
Total deferred tax assets	939	1,285
Deferred tax liabilities
Internally developed software	(943)	(1,319)
Total deferred tax liabilities	(943)	(1,319)
Net deferred tax assets (liabilities)	$ (4)	$ (34)